UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-03714
                                                    --------------

                 Phoenix-Goodwin California Tax Exempt Bond Fund
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)


               Kevin J. Carr, Esq.                     John R. Flores, Esq.
Vice President, Chief Legal Officer, Counsel and          Vice President
            Secretary for Registrant               Litigation/Employment Counsel
         Phoenix Life Insurance Company           Phoenix Life Insurance Company
                One American Row                         One American Row
               Hartford, CT 06102                       Hartford, CT 06102
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                        Date of fiscal year end: April 30
                                                ---------

                    Date of reporting period: April 30, 2005
                                             ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



    Annual Report
--------------------------------------------------------------------------------
>   APRIL 30, 2005



    Phoenix-Goodwin California Tax Exempt
    Bond Fund



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[LOGO OMITTED]
PHOENIX INVESTMENT PARTNERS, LTD.
COMMITTED TO INVESTOR SUCCESS[R]

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------








   This report is not authorized for distribution to prospective investors in the Phoenix-Goodwin California Tax Exempt Bond Fund, unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN


DEAR SHAREHOLDER:

[PHOTO OF PHILIP R. MCLOUGHLIN OMITTED]

     I encourage you to review this annual report for the Phoenix-Goodwin California Tax Exempt Fund for the fiscal year ended April 30, 2005.

     As of this writing, the pace of the United States' economic growth is beginning to slow. While the economy grew at a healthy 4.4% rate last year, signs of deceleration were evident in the first quarter of 2005. It appears rising interest rates and energy prices are starting to weigh on consumer confidence. The equity market has given back much of its gains from the post-election rally of last fall. At the same time, concerns over rising inflation and record deficits are likely to keep upward pressure on interest rates for the near term.

     No matter what the market brings, short-term performance changes should not distract you from your long-term financial plan. Now may be an opportune time for you to review your portfolio with your financial advisor to make sure that your asset allocation remains on target for you. Keep in mind that finding the best balance of performance and protection requires discipline and diversification. 1 Your allocation in the Phoenix-Goodwin California Tax Exempt Fund may help in this effort.

     As an alternative to paper mail, if you would like to view your fund communications electronically, including account statements, prospectuses, annual and semiannual reports, sign up for our e-delivery service. To register, go online to PhoenixInvestments.com, select the Individual Investors option, and follow the e-delivery instructions, or call Mutual Fund Services at 1-800-243-1574 and a customer service representative will be happy to assist you.

Sincerely,
/S/Philip R. McLoughlin

Philip R. McLoughlin
Chairman, Phoenix Funds

MAY 2005




1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

The preceding information is the opinion of the Chairman of the Phoenix Funds Board of Trustees. There is no guarantee that market forecasts discussed will be realized.

TABLE OF CONTENTS

Glossary...................................................................3
Phoenix-Goodwin California Tax Exempt Bond Fund............................4
Notes to Financial Statements ............................................14
Report of Independent Registered Public Accounting Firm...................17
Board of Trustees' Consideration of Investment Advisory Agreement.........18
Fund Management Tables....................................................19

GLOSSARY

BASIS POINT (BP)
One-hundredth of a percentage point (0.01%). Basis points are often used to measure changes in or differences between yields on fixed income securities, since these often change by very small amounts.

FEDERAL RESERVE (THE "FED")
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

LEHMAN BROTHERS AGGREGATE BOND INDEX
An index that measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.

LEHMAN BROTHERS CALIFORNIA MUNICIPAL BOND INDEX
An index that measures long term investment grade, tax-exempt and fixed rate bonds issued in California. The index is calculated on a total return basis.

LEHMAN BROTHERS MUNICIPAL BOND INDEX
A market capitalization-weighted index that measures the long-term tax-exempt bond market. The index is calculated on a total return basis.

MOODY'S INVESTORS SERVICE
A leading provider of credit ratings, research and analysis covering debt instruments and securities in the global capital markets.

STANDARD & POOR'S
A leading provider of independent credit ratings, indices, risk evaluation, investment research, data and valuations.

YIELD CURVE
A line chart that shows interest rates at a specific point in time for securities of equivalent quality but with different maturities. A "normal or positive" yield curve indicates that short-term securities have a lower interest rate than long-term securities; an "inverted or negative" yield curve indicates short-term rates are exceeding long-term rates; and a "flat yield curve" means short- and long-term rates are about the same.

THE INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND


A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGER, TIMOTHY M. HEANEY, CFA


Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Phoenix-Goodwin California Tax Exempt Bond Fund's investment objective is to produce as high a level of current income exempt from California state and local income taxes as well as federal income tax, as is consistent with the preservation of capital. Investors should note that income from the Fund may be subject to local or state taxes and the alternative minimum tax, if applicable. There is no guarantee that the Fund will achieve its objective.


Q: HOW DID THE FUND PERFORM DURING ITS FISCAL YEAR ENDED APRIL 30, 2005?

A: For the reporting period, the Fund's Class A shares returned 6.48% and Class B shares returned 5.45%. This compares to a return of 5.26% for the broad-based fixed income market, as measured by the Lehman Brothers Aggregate Bond Index, and to a return of 7.92% by the Fund's style-specific index, the Lehman Brothers California Municipal Bond Index. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.


Q: HOW WOULD YOU CHARACTERIZE THE GENERAL ECONOMIC ENVIRONMENT OVER THE PAST
YEAR?

A: The California economy continued to improve over the past 12 months. Unemployment, personal income, state tax withholding, home construction, and tourism all showed signs of improvement during 2004. Further, the state budget, which had a deficit of approximately $38 billion in 2003, is expected to achieve balance based on Governor Schwarzenegger's most recent budget proposal. Through structural reforms and anticipated higher state revenues with less borrowing than in the previous budget, the governor hopes to achieve balance for the first time since 1999. Despite having its general obligation rating upgraded in 2004, California's A-rating by Standard & Poor's and A3-rating by Moody's Investors Service are still the lowest credit ratings of any U.S. state. However, should the state's revenue outlook continue to improve with the budget achieving balance in 2005-2006, the state's ratings outlook prospects would improve markedly. Investors in California municipal bonds will be watching closely as the state works to reduce its structural deficit problems and improve its credit fundamentals.


Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE REPORTING PERIOD?

A: Within the Fund, we continue to maintain a large allocation to higher quality bonds as evidenced by the portfolio's 93% weighting to AAA-rated securities (based on current Moody's and S&P ratings). The Fund's emphasis on higher quality bonds has negatively impacted relative performance over the past 12 months as lower quality bonds have significantly outperformed higher quality bonds as the California economy has improved. As a result of the general economic improvement, an increase in tax revenue, and the budget deficit improvements, credit risk premiums for California municipal bonds have migrated lower over the past 12 months. Investors are demanding lower yield premiums on bonds issued from California due to the state's improved credit profile. Consistent with the Fund's high quality approach, the portfolio does not own any tobacco settlement bonds. However, as unenhanced tobacco settlement bonds realized returns exceeding the Lehman Brothers California Municipal Bond Index by over 800 basis points during the past 12 months, comparative returns were negatively impacted.

     Also, over the past 12 months, the municipal yield curve has flattened as longer-term interest rates have declined while shorter-term rates increased. This flattening municipal yield curve has benefited longer maturity bonds relative to shorter-term maturity bonds by well over 7%. The portfolio was more exposed to the intermediate segment of the yield curve last year, further impacting its return.


Q: HOW WOULD YOU DESCRIBE THE MUNICIPAL BOND MARKET DURING THIS PERIOD?

A: The municipal bond market was dominated by three major themes over the past year: heavy supply of municipal bonds, weaker demand for municipal bonds from individual investors, and strong performance from the lowest rated sectors. Issuance of municipal bonds in 2004 reached the second highest amount on record. Low interest rates continue to make it attractive for municipalities to issue new bonds to finance projects as well as to refinance older, higher cost bonds. This heavy supply of bonds, which mostly occurred between June and October as interest rates declined from their highs experienced earlier in the year, makes it difficult for the market to digest without exerting downward pressure on prices. Should interest rates move higher as we head through 2005, the supply of bonds would most likely moderate thereby helping the relative value of municipal bonds. Further, when municipalities experience improvements in their financial condition, the amount of new issuance generally declines as cash needs are covered from general operations.

     The second theme the market experienced over the past year has been weak demand by individual investors. Individual investors, who represent approximately two-thirds of all owners of municipal bonds, have not been major buyers of bonds as interest rates hover at historically low levels. During the year, open-end mutual funds experienced heavy outflows totaling over $13 billion, which exerted price pressure on the market. Should the market experience higher interest rates in 2005, overall demand for municipal bonds would most likely return, thereby cushioning the decline in municipal bond prices.

     The third theme the municipal market experienced was strong performance in the lowest rated sectors of the market, especially tobacco settlement bonds, below investment grade airport bonds and lower rated hospital bonds. Each sector saw returns significantly exceed the general municipal bond market as measured by the Lehman Brothers Municipal Bond Index. Despite the BBB-downgrade of the tobacco sector, several downgrades and bankruptcies within the airport/airline sector, and deteriorating risk profiles for hospitals as HMOs continue to exert pricing pressure, these sectors saw prices increase beyond the general market as investors ignored credit fundamentals in their pursuit of higher yields. The Fund does not own any of these lower rated bonds, as we believe current valuations do not compensate investors for the high credit risks involved. Further, we continue to believe that the longer-term risks inherent in these sectors are not consistent with our strategy of preservation of capital.

Q: WHAT IS YOUR CURRENT OUTLOOK?

A: The Fund will continue to focus its attention on higher quality municipal bonds as the risk premium between higher quality and lower quality bonds has narrowed. As the municipal yield curve has flattened over the past year, we will look to maintain exposure across the entire municipal yield curve in order to insulate the portfolio from a potential reversal or slowdown to this flattening. This strategy should also protect the portfolio from a potential steepening in the yield curve should the Federal Reserve begin to slow or reverse its tightening of monetary policy if the economy begins to show signs of weakness.


                                                                        MAY 2005






THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED. FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix-Goodwin California Tax Exempt Bond Fund

--------------------------------------------------------------------------------
  TOTAL RETURNS 1                                         PERIODS ENDING 4/30/05
--------------------------------------------------------------------------------
                                                      1 YEAR   5 YEARS  10 YEARS
                                                      -------  -------  --------
   Class A Shares at NAV 2                              6.48%    6.29%     5.61%
   Class A Shares at POP 3                              1.42     5.26      5.10
   Class B Shares at NAV 2                              5.45     5.47      4.81
   Class B Shares with CDSC 4                           1.45     5.47      4.81
   Lehman Brothers Aggregate Bond Index                 5.26     7.49      7.14
   Lehman Brothers California Municipal Bond Index      7.92     7.12      6.63


 ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE VISIT PHOENIXINVESTMENTS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
1 TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE
  REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
2 "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES
  CHARGE.
3 "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM
  FRONT-END 4.75% SALES CHARGE.
4 CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN
  CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD.


--------------------------------------------------------------------------------
  GROWTH OF $10,000                                          PERIODS ENDING 4/30
--------------------------------------------------------------------------------
This Growth of $10,000 chart assumes an initial investment of $10,000 made on 4/30/95 in Class A shares and Class B shares. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment. The total return for Class B shares reflects applicable CDSC charges which decline from 5% to 0% over a five year period. Performance assumes dividends and capital gains are reinvested.


[LINE GRAPH OMITTED]

               Phoenix-Goodwin California    Phoenix-Goodwin California     Lehman Brothers California    Lehman Brothers Aggregate
               Tax Exempt Bond Fund Class A  Tax Exempt Bond Fund Class B   Municipal Bond Index          Bond Index
 04/28/1995    $9525                         $10000                         $10000                        $10000
 04/30/1996    10184                          10610                          10821                         10865
 04/30/1997    10750                          11123                          11577                         11634
 04/30/1998    11701                          12024                          12711                         12903
 04/30/1999    12393                          12639                          13660                         13713
 04/28/2000    12124                          12262                          13470                         13886
 04/30/2001    13205                          13262                          14798                         15605
 04/30/2002    14186                          14140                          15876                         16829
 04/30/2003    15347                          15175                          17152                         18591
 04/30/2004    15455                          15182                          17601                         18929
 04/29/2005    16456                          16011                          18995                         19924

For information regarding the index, see the glossary on page 3.

Phoenix-Goodwin California Tax Exempt Bond Fund


ABOUT YOUR FUND'S EXPENSES
     We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the California Tax Exempt Bond Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
     The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
     The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. These calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.



    California             Beginning       Ending     Expenses Paid
Tax Exempt Bond Fund    Account Value  Account Value      During
      Class A         October 31, 2004 April 30, 2005     Period*
--------------------  ---------------- -------------- --------------
Actual                    $1,000.00      $1,014.39         $6.40

Hypothetical (5% return
  before expenses)         1,000.00       1,018.37          6.43

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.28%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL CLASS RETURN FOR THE YEAR ENDED APRIL 30, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR ENDED WAS 6.48%. UTILIZING THIS RETURN IN THE ABOVE CALCULATION YIELDS AN ENDING ACCOUNT VALUE AT APRIL 30, 2005 OF $1,064.80.


    California             Beginning       Ending     Expenses Paid
Tax Exempt Bond Fund    Account Value  Account Value      During
      Class B         October 31, 2004 April 30, 2005     Period*
--------------------  ---------------- -------------- --------------
Actual                   $1,000.00       $1,008.24        $9.81

Hypothetical (5% return
  before expenses)        1,000.00        1,014.91         9.89

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 1.97%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS B RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL CLASS RETURN FOR THE YEAR ENDED APRIL 30, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR ENDED WAS 5.45%. UTILIZING THIS RETURN IN THE ABOVE CALCULATION YIELDS AN ENDING ACCOUNT VALUE AT APRIL 30, 2005 OF $1,054.55.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, PLEASE REFER TO THE PROSPECTUS.

Phoenix-Goodwin California Tax Exempt Bond Fund


--------------------------------------------------------------------------------
   TEN LARGEST HOLDINGS AT APRIL 30, 2005 (AS A PERCENTAGE OF NET ASSETS)(D)
--------------------------------------------------------------------------------
 1. Riverside County Single Family Revenue Series A 7.80%, 5/1/21          10.6%

 2. M-S-R Public Power Agency Series D 6.75%, 7/1/20                        7.6%

 3. Huntington Park Redevelopment Agency Series A 8%, 12/1/19               6.6%

 4. Anaheim Public Financing Authority Series C 6%, 9/1/16                  5.8%

 5. Los Angeles Wastewater System Series D 4.70%, 11/1/17                   5.4%

 6. Los Angeles Water and Power System Series A-A-2 5.375%, 7/1/21          4.1%

 7. Pomona Unified School District General Obligation Series C
    5.60%, 8/1/12                                                           3.2%

 8. Los Angeles Community Redevelopment Agency Series A 6.55%, 1/1/27       3.1%

 9. California State 5.50%, 4/1/08                                          3.0%

10. Orange County Recovery  Certificates of Participation Series A
    5.80%, 7/1/16                                                           3.0%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  SECTOR WEIGHTINGS                                                      4/30/05
--------------------------------------------------------------------------------
As a percentage of total investments

[PIE CHART OMITTED]

Pre-Refunded            40%
General Obligation      17
General Revenue         14
Power Revenue            9
Water & Sewer Revenue    9
Development Revenue      5
Multifamily Revenue      3
Other                    3




                            SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2005


                                                     PAR
                                                    VALUE
                                                    (000)             VALUE
                                                   --------        -------------
MUNICIPAL TAX-EXEMPT BONDS(c)--97.3%

DEVELOPMENT REVENUE--5.1%
Los Angeles County Public Works Financing Authority
5.50%, 10/1/12 (MBIA/IBC Insured) .............    $   530        $    567,259

San Diego Redevelopment Agency Series B 5.35%,
9/1/24 (AMBAC Insured).........................      1,000           1,093,630

Santa Clara Redevelopment Agency Tax Allocation 5%,
6/1/22 (MBIA Insured)..........................      1,000           1,060,600
                                                                  ------------
                                                                     2,721,489
                                                                  ------------

GENERAL OBLIGATION--16.5%
California State 5.50%, 4/1/08 (MBIA Insured)..      1,500           1,611,885
California State 5%, 2/1/20....................        750             796,860
Gilroy Unified School District 5%, 8/1/27 (FGIC
Insured) ......................................        500             526,525



GENERAL OBLIGATION--CONTINUED
Los Angeles Unified School District Election of 1997
Series E 5.125%, 1/1/27 (MBIA Insured).........    $ 1,000        $  1,057,890

Lucia Mar Unified School District Election 2004 Series A
5%, 8/1/27 (FGIC Insured)......................      1,000           1,058,330

Santa Clara Unified School District 5.50%, 7/1/20
(FGIC Insured).................................      1,000           1,104,950

Walnut Valley Unified School District Series A
0%, 8/1/19 (MBIA Insured)......................      3,095           1,429,550

West Contra Costa Unified School District Series A
5.45%, 2/1/18 (MBIA Insured)...................      1,060           1,230,628
                                                                  ------------
                                                                     8,816,618
                                                                  ------------



                        See Notes to Financial Statements

Phoenix-Goodwin California Tax Exempt Bond Fund

                                                     PAR
                                                    VALUE
                                                    (000)             VALUE
                                                   --------        -------------
GENERAL REVENUE--13.6%
Anaheim Public Financing Authority Series C 6%,
9/1/16 (FSA Insured) ..........................     $2,600        $  3,096,912

Fontana Public Financing Authority Tax Allocation 5%,
10/1/29 (AMBAC Insured)........................      1,000           1,053,050

Orange County Recovery Certificates of Participation
Series A 5.80%, 7/1/16 (MBIA Insured)..........      1,500           1,580,280

Pomona Certificates of Participation 5.50%, 6/1/28
(AMBAC Insured)................................      1,365           1,517,525
                                                                  ------------
                                                                     7,247,767
                                                                  ------------
MEDICAL REVENUE--2.1%
California State Public Works Board Department of
Mental Health Series A 5.50%, 6/1/16...........      1,000           1,112,380

MULTIFAMILY REVENUE--3.1%
Los Angeles Community Redevelopment Agency
Series A 6.55%, 1/1/27 (AMBAC/FHA Insured).....      1,630           1,664,214

POWER REVENUE--9.0%
Los Angeles Water and Power System Series A-A-2
5.375%, 7/1/21 (MBIA Insured)..................      2,000           2,178,280

Northern California Power Agency Series A 5.20%,
7/1/32 (MBIA Insured)..........................      1,120           1,181,275

Sacramento Cogeneration Authority Project 6.375%,
7/1/10.........................................        500             512,880

Southern California Public Power Authority 5.50%,
7/1/20.........................................        915             930,866
                                                                  ------------
                                                                     4,803,301
                                                                  ------------
PRE-REFUNDED--39.2%
Covina Community Redevelopment Agency 8.80%,
1/1/08(b)......................................        435             476,129

Huntington Park Redevelopment Agency Series A 8%,
12/1/19 (FHA/VA/PRIV MTGS Insured)(b)..........      2,400           3,503,352

Los Angeles County Public Works Financing Authority
5.50%, 10/1/12 Prerefunded 10/1/07 @100
(MBIA/IBC Insured).............................        970           1,043,642

Los Angeles Harbor Department 7.60%, 10/1/18(b)      1,035           1,314,460

M-S-R Public Power Agency Series D 6.75%, 7/1/20
(MBIA Insured)(b)..............................      3,325           4,049,883


                                                     PAR
                                                    VALUE
                                                    (000)            VALUE
                                                   --------       -------------
PRE-REFUNDED--CONTINUED
Northern California Power Agency 7.50%, 7/1/23
Prerefunded 7/1/21 @ 100 (AMBAC Insured).......    $   195       $    270,245

Pomona Unified School District General Obligation
Series C 5.60%, 8/1/12 (MBIA Insured)(b).......      1,500          1,733,070

Riverside County Single Family Revenue Issue B
8.625%, 5/1/16 (GNMA Collateralized)(b)........        700            997,262

Riverside County Single Family Revenue Series A
7.80%, 5/1/21 (GNMA Collateralized)(b).........      4,000          5,659,800

Sacramento Cogeneration Authority Project 6.375%,
7/1/10 Prerefunded 7/1/05 @102.................        500            513,180

Torrance Hospital (Little Co. of Mary Hospital)
Series A 7.10%, 12/1/15 Prerefunded 12/1/05 @100     1,300          1,335,035
                                                                  -----------
                                                                   20,896,058
                                                                  -----------

WATER & SEWER REVENUE--8.7%
Delta Diablo Sanitation District Certificates of
Participation 0%, 12/1/16 (MBIA Insured).......      1,070           651,684

Los Angeles Wastewater System Series D 4.70%,
11/1/17 (FGIC Insured).........................      2,885          2,902,281

Metropolitan Water District Southern California
Waterworks Series B-3 5%, 10/1/29 (MBIA Insured)     1,000          1,059,220
                                                                 ------------
                                                                    4,613,185
                                                                 ------------

-----------------------------------------------------------------------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
(IDENTIFIED COST $47,061,802) .................                    51,875,012
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.3%
(IDENTIFIED COST $47,061,802) .................                    51,875,012
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--1.1%
COMMERCIAL PAPER--1.1%
UBS Finance Delaware LLC 2.93%, 5/2/05.........        605            604,934
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $604,934) ....................                       604,934
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.4%
(IDENTIFIED COST $47,666,736) .................                    52,479,946(a)
Other assets and liabilities, net--1.6% .......                       850,216
                                                                  -----------
NET ASSETS--100.0% ............................                   $53,330,162
                                                                  ===========



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,830,951 and gross depreciation of $17,741 for federal income tax purposes. At April 30, 2005, the aggregate cost of securities for federal income tax purposes was $47,666,736.
(b)  Escrowed to maturity.
(c) At April 30, 2005, 87% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: MBIA 38%, GNMA 12%, FGIC 10%, and AMBAC 10%.
(d)  Table excludes short-term investments.


                        See Notes to Financial Statements

Phoenix-Goodwin California Tax Exempt Bond Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005

ASSETS
Investment securities at value
   (Identified cost $47,666,736)              $52,479,946
Cash                                                  986
Receivables
   Interest                                       862,400
   Fund shares sold                               144,822
Trustee retainer                                    2,220
Prepaid expenses                                   14,156
                                              -----------
Total assets                                   53,504,530
                                              -----------
LIABILITIES
Payables
   Fund shares repurchased                          1,000
   Dividend distributions                          83,564
   Professional fee                                33,112
   Investment advisory fee                         19,544
   Distribution and service fees                   10,993
   Transfer agent fee                              10,416
   Financial agent fee                              4,684
Accrued expenses                                   11,055
                                              -----------
     Total liabilities                            174,368
                                              -----------
NET ASSETS                                    $53,330,162
                                              ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial
  interest                                    $48,260,662
Undistributed net investment income                62,803
Accumulated net realized gain                     193,487
Net unrealized appreciation                     4,813,210
                                              -----------
NET ASSETS                                    $53,330,162
                                              ===========
CLASS A
Shares of beneficial interest outstanding,
   no par value, unlimited authorization
   (Net Assets $53,113,241)                     4,177,729
Net asset value per share                          $12.71
Offering price per share $12.71/(1-4.75%)          $13.34

CLASS B
Shares of beneficial interest outstanding,
   no par value, unlimited authorization
   (Net Assets $216,921)                           17,050
Net asset value and offering price per share       $12.72





                             STATEMENT OF OPERATIONS
                            YEAR ENDED APRIL 30, 2005

INVESTMENT INCOME
Interest                                       $2,738,509
                                               ----------
     Total investment income                    2,738,509
                                               ----------
EXPENSES

Investment advisory fee                           247,854
Service fees, Class A                             135,513
Distribution and service fees, Class B              8,735
Financial agent fee                                60,545
Transfer agent                                     58,411
Professional                                       47,518
Trustees                                           37,328
Printing                                           27,893
Custodian                                          10,117
Registration                                          570
Miscellaneous                                      27,649
                                               ----------
     Total expenses                               662,133
     Custodian fees paid indirectly                   (16)
                                               ----------
Net expenses                                      662,117
                                               ----------
NET INVESTMENT INCOME                           2,076,392
                                               ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                  514,457
Net realized gain on futures contracts             10,632
Net change in unrealized appreciation
   (depreciation) on investments                  986,987
Net change in unrealized appreciation
   (depreciation) on futures                     (202,422)
                                               ----------
NET GAIN ON INVESTMENTS                         1,309,654
                                               ----------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                  $3,386,046
                                               ==========


                        See Notes to Financial Statements

Phoenix-Goodwin California Tax Exempt Bond Fund

                                        STATEMENT OF CHANGES IN NET ASSETS
                                                                                              Year Ended       Year Ended
                                                                                            April 30, 2005   April 30, 2004
                                                                                            --------------   --------------
FROM OPERATIONS
   Net investment income (loss)                                                               $ 2,076,392     $  2,358,744
   Net realized gain (loss)                                                                       525,089          638,275
   Net change in unrealized appreciation (depreciation)                                           784,565       (2,488,450)
                                                                                              -----------     ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  3,386,046          508,569
                                                                                              -----------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                              (2,017,568)      (2,289,082)
   Net investment income, Class B                                                                 (26,077)         (39,606)
   Net realized short-term gains, Class A                                                        (102,741)              --
   Net realized short-term gains, Class B                                                          (1,785)              --
   Net realized long-term gains, Class A                                                         (294,469)        (593,160)
   Net realized long-term gains, Class B                                                           (5,116)         (12,078)
                                                                                              -----------     ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                   (2,447,756)      (2,933,926)
                                                                                              -----------     ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (72,219 and 58,740 shares, respectively)                         911,636          752,844
   Net asset value of shares issued from reinvestment of distributions
     (98,239 and 113,783 shares, respectively)                                                  1,243,970        1,462,023
   Cost of shares repurchased (582,000 and 827,853 shares, respectively)                       (7,303,629)     (10,619,643)
                                                                                              -----------     ------------
Total                                                                                          (5,148,023)      (8,404,776)
                                                                                              -----------     ------------
CLASS B
   Proceeds from sales of shares (162 and 7,661 shares, respectively)                               2,034           99,803
   Net asset value of shares issued from reinvestment of distributions
     (293 and 823 shares, respectively)                                                             3,715           10,602
   Cost of shares repurchased (65,674 and 56,848 shares, respectively)                           (829,283)        (725,978)
                                                                                              -----------     ------------
Total                                                                                            (823,534)        (615,573)
                                                                                              -----------     ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                   (5,971,557)      (9,020,349)
                                                                                              -----------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                       (5,033,267)     (11,445,706)

NET ASSETS
   Beginning of period                                                                         58,363,429       69,809,135
                                                                                              -----------     ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     OF $62,803 AND $30,056, RESPECTIVELY]                                                    $53,330,162     $ 58,363,429
                                                                                              ===========     ============


                        See Notes to Financial Statements

Phoenix-Goodwin California Tax Exempt Bond Fund

                                            FINANCIAL HIGHLIGHTS
                 (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                         CLASS A
                                                                 ----------------------------------------------------------
                                                                                  YEAR ENDED APRIL 30,
                                                                 ----------------------------------------------------------
                                                                   2005        2004         2003        2002         2001
Net asset value, beginning of period                              $12.49      $12.99       $12.82      $12.53       $12.13
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                     0.48(2)     0.48         0.50        0.54         0.57
   Net realized and unrealized gain (loss)                          0.30       (0.38)        0.51        0.38         0.50
                                                                  ------      ------       ------      ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                               0.78        0.10         1.01        0.92         1.07
                                                                  ------      ------       ------      ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                            (0.47)      (0.47)       (0.49)      (0.54)       (0.57)
   Distributions from net realized gains                           (0.09)      (0.13)       (0.35)      (0.09)       (0.10)
                                                                  ------      ------       ------      ------       ------
     TOTAL DISTRIBUTIONS                                           (0.56)      (0.60)       (0.84)      (0.63)       (0.67)
                                                                  ------      ------       ------      ------       ------
   Change in net asset value                                        0.22       (0.50)        0.17        0.29         0.40
                                                                  ------      ------       ------      ------       ------
NET ASSET VALUE, END OF PERIOD                                    $12.71      $12.49       $12.99      $12.82       $12.53
                                                                  ======      ======       ======      ======       ======
Total return(1)                                                     6.48%       0.71%        8.19%       7.43%        8.92%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                         $53,113     $57,334      $68,109     $71,037      $75,675
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                               1.19%       1.19%        1.09%       1.10%        1.07%
   Net investment income                                            3.78%       3.69%        3.84%       4.17%        4.52%
Portfolio turnover                                                    11%         11%          27%         20%           3%


                                                                                         CLASS B
                                                                 ----------------------------------------------------------
                                                                                  YEAR ENDED APRIL 30,
                                                                 ----------------------------------------------------------
                                                                   2005        2004         2003        2002         2001
Net asset value, beginning of period                              $12.52      $13.01       $12.84      $12.55       $12.14
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                     0.39(2)     0.42         0.40        0.44         0.48
   Net realized and unrealized gain (loss)                          0.28       (0.41)        0.51        0.38         0.50
                                                                  ------      ------       ------      ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                               0.67        0.01         0.91        0.82         0.98
                                                                  ------      ------       ------      ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                            (0.38)      (0.37)       (0.39)      (0.44)       (0.47)
   Distributions from net realized gains                           (0.09)      (0.13)       (0.35)      (0.09)       (0.10)
                                                                  ------      ------       ------      ------       ------
     TOTAL DISTRIBUTIONS                                           (0.47)      (0.50)       (0.74)      (0.53)       (0.57)
                                                                  ------      ------       ------      ------       ------
   Change in net asset value                                        0.20       (0.49)        0.17        0.29         0.41
                                                                  ------      ------       ------      ------       ------
NET ASSET VALUE, END OF PERIOD                                    $12.72      $12.52       $13.01      $12.84       $12.55
                                                                  ======      ======       ======      ======       ======
Total return(1)                                                     5.45%       0.05%        7.33%       6.62%        8.15%
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (thousands)                          $217      $1,030       $1,700      $1,731      $1,790
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                               1.91%       1.94%        1.84%       1.85%        1.82%
   Net investment income                                            3.05%       2.93%        3.09%       3.42%        3.77%
Portfolio turnover                                                    11%         11%          27%         20%           3%

(1) Sales charges are not reflected in total return calculation.
(2) Computed using average shares outstanding.

                        See Notes to Financial Statements

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2005


1. ORGANIZATION
   Phoenix-Goodwin California Tax Exempt Bond Fund (the "Fund") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is diversified and has an investment objective to obtain a high level of current income exempt from California state and local income taxes, as well as federal income tax, consistent with the preservation of capital.
   The Fund offers Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held.
   Each class of shares has identical voting, dividend, liquidation, and other rights and the same terms and conditions except that each class bears different distribution and/or services expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.
   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.
   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
   It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") and to distribute substantially all of its taxable and tax-exempt income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Income distributions are declared and recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. FUTURES CONTRACTS:
   A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. The Fund may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.
   At April 30, 2005, the Fund did not hold any futures contracts.

F. REPURCHASE AGREEMENTS:
   A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2005 (CONTINUED)


G. INDEMNIFICATIONS:
   Under the Fund's organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   As compensation for its services to the Fund, Phoenix Investment Counsel, Inc. (the "Adviser"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee at an annual rate of 0.45% of the average daily net assets of the Fund for the first $1 billion, 0.40% for the second $1 billion, and 0.35% for average daily net assets of over $2 billion.
   As Distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions of $830 for Class A shares and deferred sales charges of $675 for Class B shares for the twelve month period ("the period") ended April 30, 2005.
   In addition, the Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares of the average daily net assets of each respective class.
   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.
   As Financial Agent of the Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide tax services and oversight of the performance of PFPC Inc. (subagent to PEPCO) plus (2) the documented cost of fund accounting and related services provided by PFPC Inc. The fee schedule of PFPC Inc., ranges from 0.06% to 0.03% of the average daily net assets of the Fund. Certain minimum fees may apply. For the period ended April 30, 2005, the Fund incurred PEPCO financial agent fees of $60,545.
   PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended April 30, 2005, transfer agent fees were $58,411 as reported in the Statement of Operations, of which PEPCO retained $3,463.

4. PURCHASES AND SALES OF SECURITIES
   Purchases and sales of securities (excluding short-term securities and futures contracts) for the period ended April 30, 2005, were $5,776,920 and $12,010,512, respectively. There were no purchases or sales of long-term U.S. Government and agency securities for the period.

5. ASSET CONCENTRATION
   The Fund invests primarily in California municipal securities and is more susceptible to economic, political and other developments that may adversely affect issuers of such securities than a more geographically diversified fund. Such developments could result in certain adverse consequences including impairing the market value and marketability of the securities, as well as impairing the ability of certain issuers of California municipal securities to pay principal and interest on their obligations.
   At April 30, 2005, the fund held $20,896,058 in Pre-Refunded Municipal Bonds, comprising 39.2% of the total net assets of the Fund.

6. REGULATORY EXAMS
   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies and its subsidiaries with securities and other laws and regulations affecting their registered products. The Boston District Office of the SEC recently completed a compliance examination of certain of the Company's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. The Company has responded to the SEC with respect to each comment in the letter. We do not believe that the outcome of this matter will be material to these financial statements.

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2005 (CONTINUED)


7. FEDERAL INCOME TAX INFORMATION
   The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedule of Investments) consist of undistributed ordinary income of $7,601 (which includes $62,803 of tax exempt income) and undistributed long-term capital gains of $185,886.
   The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gains distributions reported in the Statement of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes. Dividends from net investment income reported in the Statement of Changes in Net Assets include $1,985,896 of tax exempt income.

8. PROXY VOTING PROCEDURES (UNAUDITED)
   The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, 2004, free of charge, by calling toll-free 800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

9. FORM N-Q INFORMATION (UNAUDITED)
   Effective July 31, 2004, the Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained at http://www.sec.gov/info/edgar/prrules.htm.


--------------------------------------------------------------------------------
                       TAX INFORMATION NOTICE (UNAUDITED)
EXEMPT-INTEREST DIVIDENDS:
   For federal income tax purposes, 97.2% of the income dividends paid by the Fund qualify as exempt-interest dividends.
LONG-TERM CAPITAL GAINS:
   The Fund designated $315,066 as long-term capital gain dividends.
--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[LOGO OMITTED]
PRICEWATERHOUSECOOPERS

To the Board of Trustees and Shareholders of Phoenix-Goodwin California Tax Exempt Bond Fund


     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix-Goodwin Tax Exempt Bond Fund (the "Fund") at April 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.






/s/PRICEWATERHOUSECOOPERS LLP


Boston, Massachusetts
June 20, 2005

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND
BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT
APRIL 30, 2005 (UNAUDITED)

   The Board of Trustees is responsible for overseeing the performance of the Fund's Adviser and for determining whether to approve and renew the Fund's investment advisory agreement. In approving the agreement, the Board primarily considered, with respect to the Fund, the nature and quality of the services provided and the overall fairness of the agreement to the Fund. A report from the Adviser that addressed specific factors designed to inform the Board's consideration on these and other issues was supplied to Board members in advance of the annual contract review meeting and reviewed with them at that meeting.
   With respect to the nature and quality of the services provided, the Board regularly reviews information comparing the performance of the Fund with a peer group of funds and a relevant market index, the economic outlook and the general investment outlook in the markets in which the Fund invests, the allocation of the Fund's brokerage commissions, including any allocations to affiliates, the Adviser's record of compliance with its investment policies, restrictions on personal securities transactions and sales and redemption in respect of the
Fund. The Trustees also review data relating to the quality of brokerage execution received by the other funds overseen by the Trustees, including the Adviser's use of brokers or dealers in fund transactions that provide research and other services to the Adviser and the potential benefits derived by the Fund from such services. Additionally, the Fund's portfolio managers meet with the Board from time to time to discuss the management and performance of their Fund(s) and respond to the Board's questions concerning performance of the Adviser.
   With respect to the overall fairness of the advisory agreement, the Board primarily considered information relating to the Fund's fee structure, including a comparative analysis of the Fund's management fees and total expenses with its respective peer group. The Board also considered the existence of any economies of scale and whether those would be passed along to the Fund's shareholders through a graduated advisory fee schedule or other means, including any fee waivers by the Adviser and/or its affiliates.
   At the annual contract review meeting held in November 2004, the Board reviewed an extensive questionnaire from the Adviser concerning its investment philosophy, resources, and compliance structure, copies of which each of the Board members had been provided prior to the meeting. The Board concluded, upon review of the questionnaire responses, that the Adviser possessed the Fundamental resources necessary to meet its investment mandate. The Board also concluded, based upon a review of the financial statements provided by the Adviser, that the firm was sufficiently capitalized to remain economically viable during the coming year. Additionally, the Board concluded that the Adviser had no systemic legal or compliance problems that would interfere with the Fund's' management.
   The Board also reviewed materials describing the financial profitability of the Adviser. The materials included information about how costs are allocated across the mutual fund complex and matched to revenues. The Board noted that the Adviser had not profited at the level that the industry, or the Phoenix corporate board, would expect; however, the Adviser assured the Board that it found the relationship commercially viable. The Board expressed their satisfaction with the information presented.
   Following considerable deliberations, the Board found the Fund's management fees to be comparable to those charged by a group of similarly situated funds in the industry as selected by an independent third party. The Board also found no evidence of material or systemic compliance violations by the Adviser in its management of the Fund. The Board noted that, although the one year performance data trailed its peers, the Fund had performed well over three, five and ten years. The Board concluded that the costs of the services provided and the profits realized by the Adviser from its relationship with the Fund to be fair and reasonable. The Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberation and its evaluation of the information described above, and assisted by the advice of independent counsel, the Board, including all of the Independent Trustees, unanimously approved the investment advisory agreement. It concluded that the compensation under the agreement is fair and reasonable in light of the services, expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.


                                                      INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                         NUMBER OF
                                       PORTFOLIOS IN
                                       FUND COMPLEX
    NAME, ADDRESS AND        LENGTH OF  OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH         TIME SERVED   TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway           Served since      41            Chairman, Rittenhouse Advisors, LLC (consulting firm) since 2001.
Rittenhouse Advisors, LLC  1988.                           Trustee/Director, Realty Foundation of New York (1972-present), Josiah
101 Park Avenue                                            Macy, Jr. Foundation (Honorary) (2004-present), Pace University
New York, NY 10178                                         (Director/Trustee Emeritus) (2003-present), Greater New York Councils,
DOB: 8/2/29                                                Boy Scouts of America (1985-present), The Academy of Political Science
                                                           (Vice Chairman) (1985-present), Urstadt Biddle Property Corp.
                                                           (1989-present), Colgate University (Trustee Emeritus) (since 2004).
                                                           Director/Trustee, The Harlem Youth Development Foundation, (Chairman)
                                                           (1998-2002), Metropolitan Transportation Authority (Chairman)
                                                           (1992-2001), Trism, Inc. (1994-2001), Consolidated Edison Company of
                                                           New York, Inc. (1970-2002), Atlantic Mutual Insurance Company
                                                           (1974-2002), Centennial Insurance Company (1974-2002), Union Pacific
                                                           Corp. (1978-2002), BlackRock Freddie Mac Mortgage Securities Fund
                                                           (Advisory Director) (1990-2000), Accuhealth (1994-2002), Pace
                                                           University (1978-2003), New York Housing Partnership Development Corp.
                                                           (Chairman) (1981-2003), Josiah Macy, Jr. Foundation (1975-2004).
------------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne        Served since      41            Currently retired. Trustee/Director, Phoenix Funds Complex (1988-
The Flat, Elmore Court     1988.                           present).
Elmore, GL05, GL2 3NT
U.K.
DOB: 8/9/29
------------------------------------------------------------------------------------------------------------------------------------
S. Leland Dill             Served since      39            Currently retired. Trustee, Phoenix Funds Complex (1989-present).
7721 Blue Heron Way        2004.                           Trustee, Scudder Investments (33 portfolios) (1986-present). Director,
West Palm Beach, FL 33412                                  Coutts & Co. Trust Holdings Limited (1991-2000), Coutts & Co. Group
DOB: 3/28/30                                               (1991-2000) and Coutts & Co. International (USA) (private banking)
                                                           (1991-2000).
------------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries        Served since      42            Director, The Empire District Electric Company (1984-present).
8477 Bay Colony Dr. #90 2  1995.                           Trustee/Director, Phoenix Funds Complex (1995-present).
Naples, FL 34108
DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.           Served since      39            Partner, Stonington Partners, Inc. (private equity fund) since 2001.
Stonington Partners, Inc.  1993.                           Director/Trustee, Evergreen Funds (six portfolios). Trustee, Phoenix
736 Market Street,                                         Funds Complex (1980-present). Chairman (1998 to 2000) and Chief
Ste. 1430                                                  Executive Officer (1995-1998), Carson Products Company (cosmetics).
Chattanooga, TN 37402
DOB: 2/14/39
------------------------------------------------------------------------------------------------------------------------------------

                                                      INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                         NUMBER OF
                                       PORTFOLIOS IN
                                       FUND COMPLEX
    NAME, ADDRESS AND        LENGTH OF  OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH         TIME SERVED   TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara      Served since      41            Managing Director, U.S. Trust Company of New York (private bank)
U.S. Trust Company of      2001.                           (1982-present). Trustee/Director, Phoenix Funds Complex
New York                                                   (2001-present).
11 West 54th Street
New York, NY 10019
DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------
Everett L. Morris          Served since      41            Currently retired. Trustee/Director, Phoenix Funds Complex
164 Laird Road             1995.                           (1995-present). Director, W.H. Reaves and Company (2004-present). Vice
Colts Neck, NJ 07722                                       President, W.H. Reaves and Company (investment management)
DOB: 5/26/28                                               (1993-2003).
------------------------------------------------------------------------------------------------------------------------------------
James M. Oates             Served since      39            Chairman, Hudson Castle Group, Inc. (Formerly IBEX Capital Markets,
c/o Northeast Partners     1993.                           Inc.) (financial services) (1997-present). Managing Director Wydown
150 Federal Street,                                        Group (consulting firm) (1994-present). Director, Investors Financial
Suite 1000                                                 Service Corporation (1995-present), Investors Bank & Trust Corporation
Boston, MA 02110                                           (1995-present), Stifel Financial (1996-present), Connecticut River
DOB: 5/31/46                                               Bancorp (1998-present), Connecticut River Bank (1999-present), Trust
                                                           Company of New Hampshire (2002-present). Chairman, Emerson Investment
                                                           Management, Inc. (2000-present). Vice Chairman, Massachusetts Housing
                                                           Partnership (1994-1999). Director/Trustee, John Hancock Trust
                                                           (2004-present), Blue Cross and Blue Shield of New Hampshire
                                                           (1994-1999), AIB Govett Funds (1991-2000) and Command Systems, Inc.
                                                           (1998-2000), Phoenix Investment Partners, Ltd. (1995-2001), 1Mind,
                                                           Inc. (2000-2002), 1Mind.com, Plymouth Rubber Co. (1995-2003). Director
                                                           and Treasurer, Endowment for Health, Inc. (2000-2004).
------------------------------------------------------------------------------------------------------------------------------------
Donald B. Romans           Served since      39            Currently retired. President, Romans & Company (private investors and
39 S. Sheridan Road        2004.                           financial consultants) (1987-2003). Trustee/Director, Phoenix Funds
Lake Forest, IL 60045                                      Complex (1985-present). Trustee, Burnham Investors Trust (5
DOB: 4/22/31                                               portfolios) (1967-2003).
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson        Served since      39            Managing Director, Northway Management Company (1998-present).
Northway Management        1988.                           Trustee/Director, Phoenix Funds Complex (1988-present).
Company
164 Mason Street
Greenwich, CT 06830
DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
Ferdinand L. J. Verdonck   Served since      39            Director, Banco Urquijo (Chairman). Trustee, Phoenix Funds Complex
Nederpolder, 7             2004.                           (2004-present). Director EASDAQ (Chairman), The Fleming Continental
B-9000 Gent, Belgium                                       European Investment Trust, Groupe SNEF, Degussa Antwerpen N.V.,
DOB: 7/30/42                                               Santens N.V. Managing Director, Almanij N.V. (1992-2003); Director,
                                                           KBC Bank and Insurance Holding Company (Euronext) (1992-2003), KBC
                                                           Bank (1992-2003), KBC Insurance (1992-2003), Kredietbank, S.A.
                                                           Luxembourgeoise (1992-2003), Investco N.V. (1992-2003), Gevaert N.V.
                                                           (1992-2003), Fidea N.V. (1992-2003), Almafin N.V. (1992-2003), Centea
                                                           N.V. (1992-2003), Dutch Chamber of Commerce for Belgium and Luxemburg,
                                                           Phoenix Investment Partners, Ltd. (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------
Lowell P. Weicker, Jr.     Served since      39            Director, Medallion Financial New York (2003-present), Compuware
7 Little Point Street      1995.                           (1996-present), WWF, Inc. (2000-present). President, The Trust for
Essex, CT 06426                                            America's Health (non-profit) (2001-present). (Trustee/Director),
DOB: 5/16/31                                               Phoenix Funds Complex (1995-present). Director, UST, Inc. (1995-2004),
                                                           HPSC Inc. (1995-2004).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES


     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                           NUMBER OF
                             LENGTH OF   PORTFOLIOS IN
                            TIME SERVED  FUND COMPLEX
    NAME, ADDRESS AND       AND POSITION  OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH         WITH TRUST      TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
*Marilyn E. LaMarche       Served since       39             Limited Managing Director, Lazard Freres & Co. LLC (1997-present).
 Lazard Freres & Co. LLC   2002.                             Trustee/Director, Phoenix Funds Complex (2002-present). Director, The
 30 Rockefeller Plaza,                                       Phoenix Companies, Inc. (2001-2005) and Phoenix Life Insurance Company
 59th Floor                                                  (1989-2005).
 New York, NY 10020
 DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
**Philip R. McLoughlin     Served since       63             Director, PXRE Corporation (Delaware) (1985-present), World Trust Fund
  DOB: 10/23/46            1993.                             (1991-present). Management Consultant (2002-2004), Chairman
                                                             (1997-2002), Chief Executive Officer (1995-2002), Director (1995-2002)
                           Chairman                          and Vice Chairman (1995-1997), Phoenix Investment Partners, Ltd.
                                                             Director and Executive Vice President, The Phoenix Companies, Inc.
                                                             (2000-2002). Director (1994-2002) and Executive Vice President,
                                                             Investments (1987-2002), Phoenix Life Insurance Company. Director
                                                             (1983-2002) and Chairman (1995-2002), Phoenix Investment Counsel, Inc.
                                                             Director (1982-2002) and President (1990-2000), Phoenix Equity
                                                             Planning Corporation. Chairman and President, Phoenix/Zweig Advisers
                                                             LLC (2001-2002). Director (2001-2002) and President (April
                                                             2002-September 2002), Phoenix Investment Management Company. Director
                                                             and Executive Vice President, Phoenix Life and Annuity Company
                                                             (1996-2002). Director (1995-2000) and Executive Vice President
                                                             (1994-2002) and Chief Investment Counsel (1994-2002), PHL Variable
                                                             Insurance Company. Director, Phoenix National Trust Holding Company
                                                             (2001-2002). Director (1985-2002) and Vice President (1986-2002) and
                                                             Executive Vice President (2002-2002), PM Holdings, Inc. Director, W.S.
                                                             Griffith Associates, Inc. (1995-2002). Director (1992-2002) and
                                                             President (1993-1994), W.S. Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------

* Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her former position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.

**Mr. McLoughlin is an "interested person," as defined in the Investment Company
  Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.

                                      OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                             POSITION(S) HELD WITH
    NAME, ADDRESS AND         TRUST AND LENGTH OF                          PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH               TIME SERVED                                DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
  Daniel T. Geraci          President since 2004.          Executive Vice President, Asset Management, The Phoenix Companies,
  DOB: 6/12/57                                             Inc. (wealth management) (since 2003). President and Chief Executive
                                                           Officer, Phoenix Investment Partners, Ltd. (since 2003). President, certain funds within the Phoenix Fund Complex (2004-present).
                                                           President and Chief Executive Officer of North American investment operations, Pioneer Investment Management USA, Inc. (2001-2003).
                                                           President of Private Wealth Management Group (2000-2001), Executive
                                                           Vice President of Distribution and Marketing for U.S. institutional services business (1998-2000) and Executive Vice President of
                                                           Distribution and Marketing for Fidelity Canada (1996-1998), Fidelity
                                                           Investments.
------------------------------------------------------------------------------------------------------------------------------------
  George R. Aylward         Executive Vice President       Senior Vice President and Chief Operating Officer, Asset Management,
  DOB: 8/17/64              since 2004.                    The Phoenix Companies, Inc. (2004-present). Executive Vice President and Chief Operating Officer, Phoenix Investment Partners, Ltd.
                                                           (2004-present). Vice President, Phoenix Life Insurance Company
                                                           (2002-2004). Vice President, The Phoenix Companies, Inc. (2001-2004).
                                                           Vice President, Finance, Phoenix Investment Partners, Ltd.
                                                           (2001-2002). Assistant Controller, Phoenix Investment Partners, Ltd.
                                                           (1996-2002).
------------------------------------------------------------------------------------------------------------------------------------
  Francis G. Waltman        Senior Vice President          Vice President and Chief Administrative Officer Phoenix Investment
  DOB: 7/27/62              since 2004.                    Partners, Ltd. (2003-present), Senior Vice President and Chief
                                                           Administrative Officer, Phoenix Equity Planning Corporation
                                                           (1999-present). Phoenix Investment Partners, Ltd. Senior Vice
                                                           President, certain funds within the Phoenix Fund Complex
                                                           (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss          Chief Financial Officer and    Vice President, Fund Accounting (1994-2000),Treasurer (1996-2000),
  DOB: 11/24/52             Treasurer since 1996.          Assistant Treasurer (2001-2003), Phoenix Equity Planning Corporation.
                                                           Vice President (2003-present), Phoenix Investment Partners, Ltd. Chief
                                                           Financial Officer and Treasurer or Assistant Treasurer, certain funds within the Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
 Kevin J. Carr              Secretary and Chief Legal      Vice President and Counsel, Phoenix Life Insurance Company (May
 One American Row           Officer since 2005.            2005-present). Vice President, Counsel, Chief Legal Officer and
 Hartford, CT 06102                                        Secretary of certain funds within the Phoenix Fund Complex (May
 DOB: 8/3/54                                               2005-present). Compliance Officer of Investments and Counsel,
                                                           Travelers Life and Annuity Company (January 2005-May 2005). Assistant
                                                           General Counsel, The Hartford Financial Services Group (1999-2005).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND

101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
S. Leland Dill
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Donald B. Romans
Richard E. Segerson
Ferdinand L.J. Verdonck
Lowell P. Weicker, Jr.


OFFICERS
Daniel T. Geraci, President
George R. Aylward, Executive Vice President
Francis G. Waltman, Senior Vice President
Nancy G. Curtiss, Chief Financial Officer and Treasurer
Kevin J. Carr, Secretary and Chief Legal Officer


INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480


PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480


TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480


CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, Massachusetts 02206-5501


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110


HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Telephone Orders                             1-800-367-5877
Text Telephone                               1-800-243-1926
Web site                             PHOENIXINVESTMENTS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

                                                                ---------------
                                                                   PRESORTED
                                                                   STANDARD
                                                                 U.S. POSTAGE
                                                                     PAID
                                                                Louisville, KY
                                                                Permit No. 1051
                                                                ---------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480


[LOGO OMITTED]
PHOENIX INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.



For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-1574 or PHOENIXINVESTMENTS.COM.









NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY. NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.



PXP742                                                                      6-05



ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of the instructions for completion of this Item.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the Board of Trustees of the Funds has determined that E. Virgil Conway possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert". Mr. Conway is "independent" trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------
     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $28,100 for 2005 and $28,100 for 2004.

Audit-Related Fees
------------------
     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item for those fiscal years are $0 for 2005 and $0 for 2004.

Tax Fees
--------
     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,950 for 2005 and $4,950 for 2004.

         "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item for those fiscal years are $0 for 2005 and $0 for 2004.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

             The Phoenix-Goodwin California Tax Exempt Bond Fund (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

             The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In the event that Mr. Conway determines that the full board should review the request, he has the opportunity to convene a meeting of the Funds Board. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                    (b)  Not applicable for 2005 and not applicable for 2004

                    (c)  100% for 2005 and 100% for 2004

                    (d)  Not applicable for 2005 and not applicable for 2004

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $1,958,487 for 2005 and $145,306 for 2004.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications  pursuant  to Rule  30a-2(b)  under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)            Phoenix-Goodwin California Tax Exempt Bond Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date              July 6, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date              July 6, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss, Chief Financial Officer and
                           Treasurer
                           (principal financial officer)

Date              June 28, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.